Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Leases [Abstract]
Recognized rental income	¥ 2,732	¥ 2,292	¥ 1,377
Right-of-use asset for operating leases	¥ 170,782
Rental expenses, net of sublease rental income		44,564	¥ 44,202
Capital lease assets		26,561
Accumulated depreciation on capital lease assets		¥ 8,272